Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Goldman Sachs Middle Market Lending Corp. II
Entity Central Index Key	0001865174